BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
Borrowings

	June 30, 2013	December 31, 2012
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$141,750	$137,383
BNP Paribas S.A. and DVB Bank SE	71,302	58,361
DVB Bank SE and ABN AMRO Bank N.V.	41,241	42,034
Cyprus Popular Bank Public Co Ltd	—	32,400
Eurobank Ergasias S.A. $52.2 million	47,845	49,209
Eurobank Ergasias S.A. $52.0 million	44,670	45,894
ABN AMRO Bank N.V.	44,317	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
DVB Bank SE	43,704	—
Ship Mortage Notes	505,000	505,000
Total borrowings	1,014,743	992,493
Less: current portion	(28,010)	(19,724)
Add: bond premium	1,413	1,593
Total long-term borrowings	$988,146	$974,362

Principal Payments

June 30, 2013
Long-Term Debt Obligations:
Year
June 30, 2014	$28,010
June 30, 2015	27,769
June 30, 2016	29,619
June 30, 2017	91,195
June 30, 2018	552,444
June 30, 2019 and thereafter	285,706
Total	$1,014,743